Prepayments and Other Assets	12 Months Ended
Oct. 31, 2022
Prepaid Expense and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 4 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets consisted of the following:

	October 31, 2022	October 31, 2021

Prepayment for fuel and other costs	$6,828,645	$7,873,165
Prepayment for keyman insurance	871,490	896,272
Others (i)	787,853	95,088
Total	8,487,988	8,864,525
Including:
Prepayments and other current assets	$6,949,397	$7,918,253
Prepayments and other non-current assets (i)	$1,538,591	$946,272

(i)	Included deferred offering cost of $667,101 and $50,000 as of October 31, 2022 and 2021, respectively.